BORROWINGS - Repayments on Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 10,164	$ 8,326
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	8,063	7,324
Non-recourse borrowings | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	8,087
Non-recourse borrowings | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	(24)
Non-recourse borrowings | 2018 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	372
Non-recourse borrowings | 2019 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	570
Non-recourse borrowings | 2020 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	583
Non-recourse borrowings | 2021 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	695
Non-recourse borrowings | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	767
Non-recourse borrowings | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	5,100
Non-recourse borrowings | Utilities
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	3,649	3,207
Non-recourse borrowings | Utilities | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	3,650
Non-recourse borrowings | Utilities | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	(1)
Non-recourse borrowings | Utilities | 2018 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	0
Non-recourse borrowings | Utilities | 2019 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	87
Non-recourse borrowings | Utilities | 2020 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	304
Non-recourse borrowings | Utilities | 2021 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	461
Non-recourse borrowings | Utilities | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	440
Non-recourse borrowings | Utilities | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	2,358
Non-recourse borrowings | Transport
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	3,257	3,163
Non-recourse borrowings | Transport | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	3,262
Non-recourse borrowings | Transport | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	(5)
Non-recourse borrowings | Transport | 2018 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	143
Non-recourse borrowings | Transport | 2019 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	261
Non-recourse borrowings | Transport | 2020 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	210
Non-recourse borrowings | Transport | 2021 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	230
Non-recourse borrowings | Transport | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	323
Non-recourse borrowings | Transport | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	2,095
Non-recourse borrowings | Energy
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	1,157	$ 954
Non-recourse borrowings | Energy | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	1,175
Non-recourse borrowings | Energy | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	(18)
Non-recourse borrowings | Energy | 2018 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	229
Non-recourse borrowings | Energy | 2019 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	222
Non-recourse borrowings | Energy | 2020 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	69
Non-recourse borrowings | Energy | 2021 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	4
Non-recourse borrowings | Energy | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	4
Non-recourse borrowings | Energy | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 647